Subsequent Events (Details) - Subsequent event	Apr. 02, 2024 USD ($) shares
Subsequent Events
Share consideration	$ 110,000,000
Adjusted closing net debt	$ 20,000,000
Shares conversion ratio	1
Additional shares, conversion ratio	1
Convertible shares, conversion ratio	1
Contingent liability	$ 10,000
Polar notes
Subsequent Events
Proceeds from notes	$ 1,000,000
Mars
Subsequent Events
Percentage of units to the sponsor	0.10%
Mars | Polar notes
Subsequent Events
Working capital funding	$ 1,000,000
Shares issuable for working capital funding | shares	1